LONG-TERM INVESTMENTS (Details) - USD ($) $ in Thousands	Mar. 31, 2017	Mar. 31, 2016
LONG-TERM INVESTMENTS
Cost method investments	$ 46,724	$ 48,583
Equity method investments	127,233	144,442
Available-for-sale investments	6,801	7,083
Total	$ 180,758	$ 200,108